Business Acquisitions	12 Months Ended
Jun. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Business Acquisitions

Note 3 – Business Acquisitions

Bethard Acquisition

On July 13, 2021, the Company completed the acquisition of the business-to-consumer operations of Bethard Group Limited (“Bethard”), which provides sportsbook, casino, live casino and fantasy sport betting services with gaming licenses to customers in Sweden, Spain, Malta and Ireland (the “Bethard Business”), from Gameday Group Plc, a limited liability company incorporated in Malta (the “Seller”). The acquisition of Bethard expanded the iGaming operations of the Company in Europe and provides the Company with increased opportunity to cross-sell its esports offerings to a larger customer base. The acquisition of Bethard resulted in the Company acquiring the outstanding share capital of Prozone Limited, a public liability company registered in Malta, that had previously received the assets of Bethard in a pre-closing restructuring by the Seller. The initial payment of purchase consideration for Bethard included cash paid at closing of €13,000,000 (equivalent to $15,346,019 using exchange rates in effect at the acquisition date), including €1,000,000 (equivalent to $1,180,463 using exchange rates in effect at the acquisition date) paid for a regulatory deposit with the Spanish Gaming Authority. The cash purchase consideration of Bethard also included a second payment (“Second Payment”) of €4,000,000 (approximately $4,721,852 using exchange rates in effect at the acquisition date) that was paid by the Company on November 16, 2021 (the “Second Payment Due Date”), using the proceeds raised from the issuance of the 10% Series A Cumulative Redeemable Convertible Preferred Stock (see Note 15 for discussion of the 10% Series A Cumulative Redeemable Convertible Preferred Stock). The total purchase consideration of Bethard also requires the Company to pay additional contingent cash consideration during the 24-month period following the acquisition date equal to 15% of net gaming revenue until the date of the Second Payment, with the percentage then decreasing to 12% of net gaming revenue for the remaining term ending July 2023. The total purchase consideration also provides for a payment of up €7,600,000 (equivalent to $8,971,519 using exchange rates in effect at the acquisition date) of contingent share consideration should a specific ambassador agreement be successfully assigned to the Bethard Business acquired by the Company following the acquisition date.

The purchase consideration, including the fair value of the contingent cash consideration, is as follows:

Cash paid at closing	$15,346,019
Second Payment	4,721,852
Total cash consideration paid for Bethard	20,067,871
Contingent cash consideration	6,700,000
Total purchase price consideration	$26,767,871

The contingent cash consideration assumes a cash payment equal to 15% of net gaming revenue for the Bethard Business through the Additional Payment Due Date as set forth through the Second Payment Due Date estimated to be approximately four months at acquisition, then reverting to 12% thereafter for the remainder of a two-year period following the acquisition date. The estimated contingent cash consideration of $6,700,000 is calculated using the applicable percentages applied to projected net gaming revenue of the Bethard Business at the date of acquisition. Based on updated revenue projections as of June 30, 2022, the Company determined the fair value of the remaining contingent consideration payable to be $3,328,361, net of the amount paid to the Seller through June 30, 2022 of $1,016,331. The decrease in the contingent consideration liability resulted in the recognition of a benefit of $2,355,308, included as change in fair value of contingent consideration in the consolidated statement of operations for the year ended June 30, 2022. Subsequent to year end, during October 2022, the Company entered into an amendment to the Bethard SPA that impacted the contingent consideration as discussed further in Note 13.

The purchase consideration excludes contingent share consideration payable to the Seller as there is no indication such contingent share contingent consideration will become payable from a successful assignment of the specified ambassador agreement. The Seller of the Bethard Business had up to 6 months to assign the ambassador agreement to receive the contingent share consideration. After the 6 months, the contingent share consideration is reduced by €422,222 (equivalent to $498,417 using exchange rates in effect at the acquisition date) for each month the contract is not assigned to the Company through the 24-month anniversary. As of October 12, 2022, one business day preceding this filing, the ambassador agreement had not been assigned to the Company.

The purchase price and purchase price allocation of the assets acquired and liabilities assumed is as follows:

Receivables reserved for users	$3,109,782
Intangible assets	18,100,000
Goodwill	11,292,685
Other non-current assets	1,180,463
Accrued liabilities	(5,634)
Player liability	(3,108,425)
Deferred income taxes	(3,801,000)
Total	$26,767,871

The acquired intangible assets, useful lives and fair value at the acquisition date follows:

	Useful Life (years)	Fair Value
Tradename	10	$3,500,000
Player interface	5	1,200,000
Gaming licenses	2	700,000
Player relationships	5	12,700,000
Total		$18,100,000

Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not being recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of benefits from securing buyer-specific synergies that increase revenue and profits and are not otherwise available to a marketplace participant, as well as acquiring a talented workforce and cost savings opportunities. The goodwill of Bethard is not deductible for tax purposes. Transaction related expenses incurred for the acquisition of the Bethard Business total $1,005,594, including $255,481 incurred for the year ended June 30, 2022 and $750,113 for the year ended June 30, 2021. Transaction related expenses are recorded in general and administrative expenses in the consolidated statements of operations.

On January 18, 2023, the Company closed the transaction and sold its Spanish iGaming operations, including its Spanish iGaming license. This disposal is discussed further in Note 21, Subsequent Events.

On February 24, 2023, the Company completed the divestiture of Prozone Limited, containing the Bethard online casino and sportsbook business back to Gameday Group Plc. This disposal is discussed further in Note 21, Subsequent Events.

Acquisition of GGC

On June 1, 2021, the Company completed its acquisition of the issued and outstanding membership units of GGC. The total consideration paid at closing was $24,273,211, with $14,100,000 paid in cash at closing and $900,000 paid through application of loans receivable from GGC, inclusive of operating advances, toward the purchase consideration (net cash paid by the Company inclusive of cash advanced as loans receivable was $14,993,977 after adjustment for cash acquired of $6,023). The Company also issued 8,302 shares common stock at closing using a value per share $1,325.00 pursuant to the GGC Purchase Agreement. The fair value of the share consideration paid at closing was determined to be $9,273,211 using the closing share price of the Company on the date of acquisition.

The loans receivable applied toward the purchase consideration had originated during the negotiation to purchase GGC, whereby the Company had advanced an aggregate of $600,000 to GGC during 2020 in the form of loans (“GGC Loans”). Upon execution of the purchase agreement to acquire GGC, the Company paid GGC an additional $600,000 to be used for operating expenses pending the closing of the GGC acquisition (“GGC Operating Expense Payments”). The Company had recorded these advances totaling $1,200,000 as loans receivable at March 31, 2021 pending the closing of the acquisition. The Company was to receive full credit toward the purchase consideration for the GGC Loans and GGC Operating Expense Payments if the acquisition of GGC were to close by April 30, 2021. If acquisition of GGC were to close after April 30, 2021, but on or prior to May 14, 2021, the Company was to receive full credit toward the purchase price for the GGC Loans, and a credit toward the purchase price equal to 60% of the GGC Operating Expense Payments. If the acquisition closed after May 14, 2021, the Company was to receive full credit toward the purchase price for the GGC Loans, and a credit toward the purchase price equal to 50% of the GGC Operating Expense Payments. The acquisition did not close by May 14, 2021, and therefore the Company had forgiven 50% of the GGC Operating Expense Payments or $300,000 and applied the remaining balance of the total loans receivable, or $900,000 toward the purchase price of GGC.

A summary of the purchase consideration follows:

Cash paid at closing	$14,100,000
Loans receivable applied toward purchase consideration	900,000
Share consideration issued at closing	9,273,211
Total purchase price consideration	$24,273,211

The allocation of assets acquired and liabilities assumed follows:

Cash	$6,023
Accounts receivable	102,701
Prepaid expenses and other current assets	97,083
Equipment	7,704
Intangible assets	16,300,000
Goodwill	11,445,832
Accounts payable and accrued expenses	(263,132)
Deferred tax liability	(3,423,000)
Total	$24,273,211

The acquired intangible assets, useful life and fair value determined at the acquisition date follows:

	Useful Life (years)	Fair Value
Tradename	10	$2,600,000
Developed technology	5	13,300,000
Customer relationships	5	400,000
Total		$16,300,000

The results of operations of GGC are included in the consolidated financial statements of the Company for the year ended June 30, 2021 since the date of acquisition. The goodwill recorded in the GGC acquisition is not deductible for tax purposes. Transaction related expenses were $801,317 for the year ended June 30, 2021 and are included in general and administrative expenses in the consolidated statements of operations. The transaction expenses incurred for the GGC acquisition include a charge of $300,000 related to the forgiveness of the GGC Operating Expense Payments discussed above, and an additional $100,000 of operating expense advances to fund the GGC operations prior to closing that were not eligible to be applied toward the purchase consideration.

Acquisition of Helix

On June 1, 2021, the Company completed its acquisition of the issued and outstanding membership units of Helix. The total consideration paid at closing was $17,000,000, with $9,400,000 paid in cash and $600,000 paid through application of loans receivable from Helix, inclusive of operating advances, toward the purchase consideration (net cash paid by the Company inclusive of cash advances as loans receivable was $9,964,691 after adjustment for cash acquired of $35,309). The Company also issued 5,283 shares of common stock at closing using a value per share of $1,325.00 pursuant to the Helix Purchase Agreement. The fair value of the share consideration paid at closing to be $5,901,133 using the closing share price of the Company on the date of acquisition.

The loans receivable applied toward the purchase consideration had originated during the negotiation to purchase Helix, whereby the Company had advanced an aggregate of $400,000 to Helix during 2020 and 2021 in the form of loans (“Helix Loans”). Upon execution of the purchase agreement to acquire Helix, the Company paid Helix an additional $400,000 to be used for operating expenses pending the closing of the Helix acquisition (“Helix Operating Expense Payments”). The Company had recorded these advances totaling $800,000 as loans receivable at March 31, 2021 pending the closing of the acquisition. The Company was to receive full credit toward the purchase consideration for the Helix Loans and Helix Operating Expense Payments if the acquisition of Helix were to close by April 30, 2021. If acquisition of Helix were to close after April 30, 2021, but on or prior to May 14, 2021, the Company was to receive full credit toward the purchase price for the Helix Loans, and a credit toward the purchase price equal to 60% of the Helix Operating Expense Payments. If the acquisition closed after May 14, 2021, the Company was to receive full credit toward the purchase price for the Helix Loans, and a credit toward the purchase price equal to 50% of the Helix Operating Expense Payments. The acquisition did not close by May 14, 2021, and therefore the Company had forgiven 50% of the Helix Operating Expense Payments or $200,000 and applied the remaining balance of the total loans receivable, or $600,000 toward the purchase price of Helix.

A summary of the purchase consideration follows:

Cash paid at closing	$9,400,000
Loans receivable applied toward purchase consideration	600,000
Share consideration issued at closing	5,901,133
Total purchase price consideration	$15,901,133

The allocation of assets acquired and liabilities assumed follows:

Cash	$35,309
Accounts receivable	3,054
Prepaid expenses and other current assets	76,933
Equipment	643,537
Operating lease right-of-use asset	803,503
Intangible assets	3,600,000
Goodwill	12,393,591
Other non-current assets	31,015
Deferred revenue	(9,036)
Deferred income taxes	(756,000)
Operating lease liability	(803,503)
Long-term debt	(117,270)
Total	$15,901,133

The acquired intangible assets, useful lives fair value determined at the acquisition date follows:

	Useful Life (years)	Fair Value
Tradename	10	$800,000
Developed technology	5	2,800,000
Total		$3,600,000

The results of operations of Helix are in the consolidated financial statements of the Company for the year ended June 30, 2021 since the date of acquisition. The goodwill recorded in the Helix acquisition is not deductible for tax purposes. Transaction related expenses were $604,603 for the year ended June 30, 2021 are included in general and administrative expenses in the consolidated statements of operations. The transaction expenses incurred for the Helix acquisition include a charge of $200,000 related to the forgiveness of Helix Operating Expense Payments discussed above, and an additional $100,000 of operating expense advances to fund the Helix operations prior to closing that were not eligible to be applied toward the purchase consideration.

Acquisition of Lucky Dino

On March 1, 2021, the Company completed the acquisition of the operating assets and specified liabilities that comprise the online gaming casino operations of Lucky Dino for cash paid at closing €25,000,000 ($30,133,725 using exchange rates in effect at the acquisition date), or with net cash paid being €24,001,795 ($28,930,540 using exchange rates in effect at the acquisition date) after adjustment for cash acquired of €998,205 ($1,203,185 using exchange rates in effect at the acquisition date). The acquisition of Lucky Dino was funded with available cash on hand.

The allocation assets acquired and liabilities assumed follows:

Restricted cash	$1,203,185
Other receivables	131,111
Equipment	13,765
Operating lease right-of-use asset	371,898
Intangible assets	19,100,000
Goodwill	10,541,217
Other non-current assets	37,840
Accounts payable and accrued expenses	(319,149)
Liabilities to customers	(574,244)
Operating lease liability	(371,898)
Total	$30,133,725

The acquired intangible assets, useful lives and fair value determined at the acquisition date follows:

	Useful Life (years)	Fair Value
Tradename	10	$2,100,000
Gaming licenses	2	800,000
Developed technology	5	5,500,000
Player relationships	5	10,700,000
Total		$19,100,000

The results of operations of Lucky Dino are included in the consolidated financial statements of the Company for the year ended June 30, 2021 since the date of acquisition. The goodwill recorded in the Lucky Dino acquisition is deductible for tax purposes. Transaction related expenses were $1,280,766 for the year ended June 30, 2021 and are included in general and administrative expenses in the consolidated statements of operations.

Acquisition of EGL

On January 21, 2021, the Company acquired all the issued and outstanding share capital of EGL for total purchase consideration of $2,975,219. The total purchase consideration included $481,386 of cash paid at closing, (net cash paid at closing being $477,350 after adjustment for cash acquired of $4,036), and the issuance of 2,925 shares of common stock with a fair value of $2,193,833 as determined using the closing share price on the date of acquisition. The purchase consideration also included an estimate of $300,000 for contingent consideration (“Holdback Consideration”) payable by the Company in cash and share consideration based on the progress of EGL towards the achievement of certain revenue targets based on the ability of EGL to achieve certain revenue targets by May 16, 2021. The Holdback Consideration was settled by the Company for $145,153 paid in cash, (increasing the total cash paid for EGL to $622,503), and through issuance of 631 shares of common stock with a fair value of $597,650, as determined using the closing price on the date of settlement. The incremental consideration paid in excess of the amount estimated at Holdback Consideration of $442,803 was recorded to change in fair value of contingent consideration within the statement of operations for the year ended June 30, 2021.

The terms of the EGL purchase agreement may further require the Company to pay an additional $2,750,000 (equivalent to approximately £2,000,000 of purchase price using exchange rates at the acquisition date) in contingent earnout consideration (“Earnout Consideration”) if EGL is to achieve an earnings benchmark on the 18-month anniversary of the closing date. On the date of acquisition, the Company determined that the likelihood of a payout of the Earnout Consideration was remote and therefore did not assign a value to the Earnout Consideration on the date of acquisition. This considers the Earnout Consideration benchmark increases during the earnout period for amounts invested by the Company in the operations of EGL. The Earnout Consideration benchmark used to determine the minimum threshold for payment of additional purchase consideration payable by the Company also increases should there be an increase in the value of the share consideration that was issued by the Company on the date of acquisition.

A summary of the purchase consideration follows:

Cash paid at closing	$481,386
Share consideration issued at closing	2,193,833
Holdback Consideration	300,000
Total purchase price consideration	$2,975,219

The allocation of assets acquired and liabilities assumed follows:

Cash	$4,036
Accounts receivable	141,031
Other receivables	32,923
Equipment	11,274
Intangible assets	1,371,789
Goodwill	1,978,668
Other non-current assets	5,382
Accounts payable and accrued expenses	(118,157)
Deferred revenue	(95,062)
Notes payable	(68,589)
Deferred income taxes	(288,076)
Total	$2,975,219

The acquired intangible assets, useful lives and fair value at the acquisition date follows:

	Useful Life (years)	Fair Value
Tradename	10	$411,537
Developed technology	5	823,073
Customer relationships	5	137,179
Total		$1,371,789

The following table summarizes the change in fair value of the Holdback Consideration that was settled by the Company through the payment of cash and issuance of common stock:

Fair value of contingent share consideration at January 21, 2021	$300,000
Change in fair value contingent consideration	442,803
Payment of Holdback Consideration in cash	(145,153)
Stock issued of Holdback Contingent in shares	(597,650)

Fair value of contingent share consideration at June 30, 2021	$—

The results of operations of EGL are included in the consolidated financial statements of the Company for the year ended June 30, 2021 since the date of acquisition. The goodwill recorded in the EGL acquisition is not deductible for tax purposes. Transaction related expenses were immaterial for the year ended June 30, 2021.

Acquisition of Argyll

On July 31, 2020, the Company acquired Argyll, an online casino and sportsbook operator for total purchase consideration $7,802,576. The purchase consideration includes $1,250,000 in cash comprised of a cash deposit of $500,000 that had been paid during the year ended June 30, 2020, as well as cash paid at closing of $750,000 (net cash paid being $728,926 in fiscal 2021 after adjustment for cash acquired of $21,074). The purchase consideration also includes the issuance of 6,500 shares of common stock with a fair value of $3,802,500 and the issuance of warrants to purchase up to 10,000 shares of common stock of the Company at an exercise price of $800.00 per share during a term of three years.

A summary of the purchase consideration follows:

Cash paid	$1,250,000
Share consideration issued at closing	3,802,500
Fair value of warrants issued at closing	2,750,076
Total purchase price consideration	$7,802,576

The allocation of assets acquired and liabilities assumed follows:

Cash	$21,074
Receivables reserved for users	27,777
Other receivables	605,898
Prepaid expenses and other current assets	413,441
Equipment	70,712
Operating lease right-of-use asset	373,016
Intangible assets	7,333,536
Goodwill	4,143,224
Other non-current assets	1,130,034
Accounts payable and accrued expenses	(2,471,244)
Liabilities to customers	(1,737,106)
Notes payable	(327,390)
Operating lease liability	(240,353)
Deferred income taxes	(1,540,043)
Total	$7,802,576

The acquired intangible assets, useful lives and a fair value at the acquisition date follows:

	Useful Life (years)	Fair Value
Tradename	10	$1,440,516
Gaming licenses	2	916,692
Player interface	5	2,226,252
Player relationships	5	2,750,076
Total		$7,333,536

The results of operations of Argyll are included in the consolidated financial statements of the Company for the year ended June 30, 2021 since the date of acquisition. During the year ended June 30, 2021, the Company recorded a measurement period adjustment to reduce the preliminary purchase consideration by $2,738,095 as the Company updated the fair value of the warrants issued using a Monte Carlo simulation. The Company also recorded a measurement period adjusted to update the preliminary purchase price allocation based on final allocation of fair value to identifiable intangible assets. The goodwill is not deductible for tax purposes. Transaction related expenses were immaterial for the year ended June 30, 2021.

On March 3, 2023, the Company’s Board determined that the Company’s wholly-owned subsidiary Argyll Entertainment, the Company’s Swiss entity that is part of Argyll UK, would be liquidated. The Swiss courts declared Argyll Entertainment bankrupt on March 27, 2023, at which point the Company lost control of Argyll Entertainment and, as a result, deconsolidated the entity. Argyll Entertainment had net liabilities of approximately $1,640,000 as of December 31, 2022. The Company fully impaired the goodwill, intangible assets and other long-lived assets of Argyll UK in the year ended June 30, 2022. This is discussed further in Note 21, Subsequent Events.

Acquisition of Flip

On September 3, 2020 the Company acquired the software development operations of Flip Sports Limited (“FLIP”) for cash of $100,000, share consideration of $411,817 resulting from the issuance 938 shares of common stock by the Company at the share price on the date of acquisition, and contingent share consideration payable based on the retention of certain key FLIP employees and having an estimated fair value of $500,000 on the date of acquisition. The contingent share consideration was settled on March 3, 2021 through the issuance of 938 shares of common stock have a market value on the date of settlement of $1,805,804, resulting in the recognition of $1,305,804 as the change in fair value of contingent consideration in the consolidated statement of operations for the year ended June 30, 2021.

A summary of the purchase consideration follows:

Cash	$100,000
Share consideration issued at closing	411,817
Contingent share consideration	500,000
Total purchase price consideration	$1,011,817

The allocation to the assets acquired follows:

Intangible assets (developed software)	$550,000
Goodwill	461,817
Total purchase price consideration	$1,011,817

The developed software was determined to have an estimated useful life of 5 years. During the year ended June 30, 2021, the Company recorded a measurement period adjustment of $88,183 to reduce the amount of goodwill due to a decrease in the fair value of the purchase share consideration issued at closing. The following table summarizes the change in fair value of the FLIP contingent share consideration that was settled by the Company through the issuance of common stock:

-
Fair value of contingent share consideration at September 3, 2020	$500,000
Change in fair value contingent consideration	1,305,804
Stock issued settlement of contingent share consideration (March 3, 2021)	(1,805,804)
Fair value of contingent share consideration at June 30, 2021	$—

The results of operations of FLIP are included in the consolidated financial statements of the Company for the year ended June 30, 2021 since the date of acquisition. The goodwill recorded in the FLIP acquisition is deductible for tax purposes. Transaction related expenses for FLIP were not material to the consolidated statement of operations.

Pro Forma Operating Results

The following table summarizes pro forma results of operations for the year ended June 30, 2021 as if Bethard, as well as the fiscal year 2021 acquisitions of the Company completed during the year ended June 30, 2021, namely Argyll, Lucky Dino, EGL, GGC and Helix, had been acquired on July 1, 2020. The results of operations of FLIP acquired during the year ended June 30, 2021 were excluded from the pro forma presentation for the year ended June 30, 2021 due to immateriality. The results of operations of Bethard, as well as the previous acquisitions identified above, are included in the consolidated statement of operations of the Company for the year ended June 30, 2022, with any differences resulting from the acquisition of Bethard on July 13, 2021 assessed as immaterial.

The pro forma results of operations for the year ended June 30, 2021 were prepared for comparative purposes only and do not purport to be indicative of what would have occurred had these acquisitions been made as of July 1, 2020 and may not be useful in predicting the future results of operations for the Company. The actual results of operations may differ materially from the pro forma amounts included in the table below:

Unaudited Pro Forma for the year ended June 30, 2021
Net revenue	$62,289,822
Net loss	$(41,054,763)
Net loss per common share, basic and diluted	$(223.00)

The pro forma operating results of operations for the year ended June 30, 2021 are based on the individual historical results of the Company and the businesses acquired, with adjustments to give effect as if the acquisitions had occurred on July 1, 2020, after giving effect to certain adjustments including the amortization of intangible assets and depreciation of equipment resulting from the acquisitions.